SHAREHOLDERS' EQUITY (Composition of Shares Capital) (Details) (ILS)	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Ordinary shares, Authorized	500,000,000	21,055,626
Ordinary shares, Issued	37,493,217	6,926,403
Ordinary shares, Outstanding	37,493,217	6,926,403
Preferred shares, Authorized	0	7,981,458
Preferred shares, Issued	0	7,703,182
Preferred shares, Outstanding	0	7,703,182
Share capital, Authorized	500,000,000	29,037,084
Share capital, Issued and outstanding	37,493,217	14,629,585
Ordinary shares, par value	0.01	0.01
Preferred A shares [Member]
Class of Stock [Line Items]
Preferred shares, Authorized		902,669
Preferred shares, Issued		902,669
Preferred shares, Outstanding		902,669
Preferred B shares [Member]
Class of Stock [Line Items]
Preferred shares, Authorized		2,179,935
Preferred shares, Issued		2,179,935
Preferred shares, Outstanding		2,179,935
Preferred B1 shares [Member]
Class of Stock [Line Items]
Preferred shares, Authorized		1,408,550
Preferred shares, Issued		1,408,550
Preferred shares, Outstanding		1,408,550
Preferred C shares [Member]
Class of Stock [Line Items]
Preferred shares, Authorized		913,861
Preferred shares, Issued		913,861
Preferred shares, Outstanding		913,861
Preferred D shares [Member]
Class of Stock [Line Items]
Preferred shares, Authorized		1,272,940
Preferred shares, Issued		1,272,940
Preferred shares, Outstanding		1,272,940
Preferred E shares [Member]
Class of Stock [Line Items]
Preferred shares, Authorized		1,303,503
Preferred shares, Issued		1,025,227
Preferred shares, Outstanding		1,025,227